Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Dec. 16, 2014
Document Effective Date	Dec. 16, 2014
Prospectus Date	Dec. 16, 2014
Advantus Short Duration Bond Fund | Investor Class Shares
Risk/Return:
Trading Symbol	ABSNX
Advantus Short Duration Bond Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	VBSIX
Advantus Strategic Dividend Income Fund | Institutional Class Shares
Risk/Return:
Trading Symbol	VSDIX
Advantus Strategic Dividend Income Fund | Investor Class Shares
Risk/Return:
Trading Symbol	ASDNX